Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Feb. 10, 2021
Significant Accounting Policies [Line Items]
Cash and cash equivalents original maturity description	three months or less
Operating lease right-of-use assets	$ 1,941,347	$ 2,295,263
Impairment Loss Related to Right-of-use Assets
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 0
Sprout
Significant Accounting Policies [Line Items]
Acquired interest	50.10%		50.10%